Construction Services Noncontrolling Interests - Additional Information (Detail) (USD $)	3 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 31, 2014	Dec. 31, 2014
Noncontrolling Interest [Line Items]
Redeemable non-controlling interest, redemption value	$ 20,000		20,000
Increase in redemption value of redeemable noncontrolling interest	$ 961,000
Intellichoice Energy, LLC [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	65.00%		65.00%
Principal Previous Owners [Member] | Link-Line and WS Nicholls [Member]
Noncontrolling Interest [Line Items]
Indirect equity interest percentage		10.00%
Description of indirect equity interest			The agreement, associated with the approximate 10% indirect equity interest of the sellers, provides special dividend rights which entitle the sellers, as holders, to dividends equal to 3.4% of dividends paid at the level of Centuri. and Subject to certain conditions, such interests may become exchangeable for a 3.4% equity interest in Centuri. Additionally, the previous owners may exit their investment retained by requiring Centuri to purchase a portion of their interest (in Lynxus) commencing October 2016 and in incremental amounts each anniversary date thereafter. The shares subject to the election cumulate (if earlier elections are not made) such that 100% of their interest retained is subject to the election after September 2021.
Indirect equity interest dividend rights, percentage of dividends paid by Centuri		3.40%
Noncontrolling interest purchase date			2016-10
Principal Previous Owners [Member] | Link-Line and WS Nicholls [Member] | Construction Services [Member]
Noncontrolling Interest [Line Items]
Indirect equity interest exchangeable percentage in Centuri		3.40%
Principal Previous Owners [Member] | Link-Line and WS Nicholls [Member] | Maximum [Member]
Noncontrolling Interest [Line Items]
Indirect equity interest percentage	100.00%		100.00%